Cover	Oct. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on October 6, 2022 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of the Current Report on Form 8-K that were not previously filed with the Original Report.
Document Period End Date	Oct. 06, 2022
Entity File Number	1-33794
Entity Registrant Name	HILLENBRAND, INC.
Entity Central Index Key	0001417398
Entity Tax Identification Number	26-1342272
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	One Batesville Boulevard
Entity Address, City or Town	Batesville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47006
City Area Code	812
Local Phone Number	934-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false